Property, Plant and Equipment (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 11,300,797	¥ 11,646,390	¥ 12,866,428
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,663,218	46,022,760	47,210,216
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(34,536,583)	(33,499,048)	(33,055,421)
Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(825,838)	(877,322)	(1,288,367)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	974,620	1,033,230	1,122,393
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,336,375	3,229,642	3,641,220
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,310,970)	(2,142,540)	(2,239,728)
Buildings [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(50,785)	(53,872)	(279,099)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,895,144	10,286,523	11,414,649
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,455,159	41,007,229	41,661,819
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(30,793,083)	(29,905,377)	(29,299,129)
Plant and machinery [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(766,932)	(815,329)	(948,041)
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	431,033	326,637	329,386
Vehicles and other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,871,684	1,785,889	1,907,177
Vehicles and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,432,530)	(1,451,131)	(1,516,564)
Vehicles and other equipment [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (8,121)	¥ (8,121)	¥ (61,227)